Accrued payroll and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Summary of accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2024	2023
Current:
Accrued payroll	$89,324	$106,177
Other liabilities	6,982	7,125
Deferred Income Loyalty Program	6,821	1,582
Phantom RSU award liability	5,239	19,165
Accrued expenses	4,893	8,438
	$113,259	$142,487
Non-current:
Phantom RSU award liability	$3,900	$7,528
Deferred revenues - Initial franchise fee	5,015	5,835
Deferred income	5,212	6,807
Security deposits	6,801	7,343
	$20,928	$27,513